Prepayments	6 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
Prepayments

Note 5 – Prepayments

Prepayments, current, consisted of the following:

	December 31, 2022	June 30, 2022
	(Unaudited)
Prepayment for live concert productions	$17,879,050	$8,000,000
Prepayment for online concert productions	5,000,000	5,000,000
Prepayment for advertisement	-	4,666,664
Prepayments and advances	$22,879,050	$17,666,664